Consolidated statements of Cash Flow (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Operating Activities
Net earnings (loss)	$ 2,377,743	$ (1,234,965)	$ 1,730,613	$ (1,633,063)
Items not involving cash
Depreciation and amortization	3,046,846	237,245	4,339,142	472,647
Asset retirement obligation accretion	22,392	2,022	44,784	3,724
Swap ineffectiveness	(11,612)		(23,386)
Stock-based compensation expense	362,613	471,736	786,077	875,926
Deferred income taxes	227,467	(97,046)	80,239	(501,579)
Other income	(116,555)	172,579	(233,110)	172,222
Mark-to-market gain on Canadian dollar warrants	(1,385,285)	(168,797)	(1,555,608)	(1,003,269)
Total Items not involving cash	4,523,609	(617,226)	5,168,751	(1,613,392)
Change in working capital
Restricted cash	7,707,919		7,122,132
Accounts receivable	(4,170,431)	(483,234)	(5,884,029)	(551,011)
Refundable tax credits	24,406	174,678	74,822	185,131
Prepaid expenses	(784,279)	147,670	(54,520)	62,305
Accounts payable	944,913	1,006,842	986,913	(1,775,443)
Accrued liabilities	(508,044)	(942,213)	(386,894)	675,475
Accrued interest liabilities	4,174,820	134,411	4,717,094	238,797
Deferred income	(175,868)		351,735
Total operating activities	11,737,045	(579,072)	12,096,004	(2,778,138)
Investing Activities
Deposits	372,031	(70,000)	(870,323)	(1,780,250)
Power project development and construction costs	(2,250,350)	(86,228,775)	(21,182,254)	(94,729,653)
Property and equipment	(8,366,634)	(11,860)	(8,377,686)	(75,648)
Restricted cash	(1,468,777)	58,747,595	12,040,020	65,604,699
Total investing activities	(11,713,730)	(27,563,040)	(18,390,243)	(30,980,852)
Financing Activities
Shares and warrants issued for cash, net of issuance costs	12,757	3,563,369	2,973,568	5,182,362
Subscription receivable			67,063
Loan drawdowns	284,412	24,331,147	3,986,924	28,365,751
Loan repayments	(17,281)		(584,901)
Total financing activities	279,888	27,894,516	6,442,654	33,548,113
Effect of exchange rate changes	2,002	27,537	(68)	27,537
Net increase (decrease) in cash	305,205	(220,059)	148,347	(183,340)
Cash position, beginning of the period	272,725	1,156,085	429,583	1,119,366
Cash position, end of the period	577,930	936,026	577,930	936,026
Supplemental cash flow information
Interest paid in cash	2,278,354	1,644	3,488,484	3,497
Interest (paid) received	$ (1,189)	$ 2,782	$ (5,603)	$ 5,621